Eaton Vance
Enhanced Equity Income Fund II
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%(1)
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	49,209	$ 8,416,707
		$ 8,416,707
Automobile Components — 1.2%
Aptiv PLC(2)	93,535	$ 10,493,692
		$ 10,493,692
Automobiles — 0.9%
Tesla, Inc.(2)	39,612	$ 8,217,906
		$ 8,217,906
Beverages — 1.8%
Coca-Cola Co. (The)	252,604	$ 15,669,026
		$ 15,669,026
Biotechnology — 1.3%
AbbVie, Inc.	70,898	$ 11,299,014
		$ 11,299,014
Broadline Retail — 6.4%
Amazon.com, Inc.(2)	557,970	$ 57,632,721
		$ 57,632,721
Building Products — 0.9%
Trane Technologies PLC	42,541	$ 7,826,693
		$ 7,826,693
Capital Markets — 3.3%
Intercontinental Exchange, Inc.	98,609	$ 10,283,932
S&P Global, Inc.	29,195	10,065,560
Tradeweb Markets, Inc., Class A	116,434	9,200,615
		$ 29,550,107
Chemicals — 0.3%
Ecolab, Inc.	13,701	$ 2,267,927
		$ 2,267,927
Commercial Services & Supplies — 2.5%
Copart, Inc.(2)	149,028	$ 11,208,396
Waste Connections, Inc.	81,556	11,341,993
		$ 22,550,389
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	144,368	$ 11,149,541
Walmart, Inc.	31,260	4,609,287
		$ 15,758,828
Electrical Equipment — 1.5%
AMETEK, Inc.	89,973	$ 13,075,776
		$ 13,075,776
Entertainment — 1.8%
Netflix, Inc.(2)	29,283	$ 10,116,691
Walt Disney Co. (The)(2)	63,847	6,393,000
		$ 16,509,691
Financial Services — 6.7%
Mastercard, Inc., Class A	7,255	$ 2,636,539
Shift4 Payments, Inc., Class A(2)	62,507	4,738,031
Visa, Inc., Class A	231,383	52,167,611
		$ 59,542,181
Food Products — 1.2%
Mondelez International, Inc., Class A	153,625	$ 10,710,735
		$ 10,710,735
Ground Transportation — 0.7%
Uber Technologies, Inc.(2)	208,580	$ 6,611,986
		$ 6,611,986
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	75,444	$ 7,639,459
Boston Scientific Corp.(2)	92,770	4,641,283
Intuitive Surgical, Inc.(2)	62,025	15,845,527
Stryker Corp.	16,649	4,752,790
		$ 32,879,059
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	36,805	$ 17,393,675
		$ 17,393,675
Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	126,544	$ 13,177,027
		$ 13,177,027
Interactive Media & Services — 7.2%
Alphabet, Inc., Class C(2)	622,228	$ 64,711,712
		$ 64,711,712

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.2%
Accenture PLC, Class A	38,636	$ 11,042,555
		$ 11,042,555
Life Sciences Tools & Services — 3.8%
Agilent Technologies, Inc.	52,369	$ 7,244,727
Danaher Corp.	19,867	5,007,279
Illumina, Inc.(2)	41,594	9,672,685
Thermo Fisher Scientific, Inc.	20,277	11,687,054
		$ 33,611,745
Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	76,633	$ 8,784,441
		$ 8,784,441
Pharmaceuticals — 1.5%
Eli Lilly & Co.	39,944	$ 13,717,569
		$ 13,717,569
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	88,642	$ 8,216,227
TransUnion	161,020	10,005,783
		$ 18,222,010
Real Estate Management & Development — 1.1%
FirstService Corp.	71,277	$ 10,049,344
		$ 10,049,344
Semiconductors & Semiconductor Equipment — 10.3%
Analog Devices, Inc.	103,410	$ 20,394,520
Lam Research Corp.	34,378	18,224,466
Micron Technology, Inc.	149,656	9,030,243
NVIDIA Corp.	100,622	27,949,773
QUALCOMM, Inc.	129,771	16,556,184
		$ 92,155,186
Software — 19.5%
Adobe, Inc.(2)	72,244	$ 27,840,670
BILL Holdings, Inc.(2)	23,683	1,921,639
Intuit, Inc.	58,978	26,294,162
Microsoft Corp.	280,404	80,840,473
NICE, Ltd. ADR(2)	32,142	7,356,982
Paycom Software, Inc.(2)	32,755	9,957,848
Salesforce, Inc.(2)	75,572	15,097,774
Zscaler, Inc.(2)	43,331	5,062,361
		$174,371,909
Security	Shares	Value
Specialty Retail — 4.0%
Home Depot, Inc. (The)	32,213	$ 9,506,700
TJX Cos., Inc. (The)	334,455	26,207,894
		$ 35,714,594
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	398,426	$ 65,700,447
		$ 65,700,447
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	75,847	$ 9,301,876
		$ 9,301,876
Total Common Stocks (identified cost $488,661,808)		$896,966,528

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	7,636,363	$ 7,636,363
Total Short-Term Investments (identified cost $7,636,363)		$ 7,636,363
Total Investments — 101.0% (identified cost $496,298,171)		$904,602,891
Total Written Covered Call Options — (1.0)% (premiums received $6,642,413)		$ (8,532,850)
Other Assets, Less Liabilities — (0.0)%(4)		$ (797,070)
Net Assets — 100.0%		$895,272,971
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2023 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(4)	Amount is less than (0.05)%.

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) — (1.0)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	375	$ 3,797,250	$103	4/28/23	$ (64,313)
AbbVie, Inc.	350	5,577,950	165	5/5/23	(58,800)
Accenture PLC, Class A	190	5,430,390	295	5/5/23	(76,950)
Adobe, Inc.	360	13,873,320	395	4/28/23	(292,500)
Agilent Technologies, Inc.	260	3,596,840	145	4/21/23	(23,400)
Alphabet, Inc., Class C	3,215	33,436,000	110	4/21/23	(233,087)
Amazon.com, Inc.	2,785	28,766,265	106	4/28/23	(1,051,337)
AMETEK, Inc.	445	6,467,185	150	5/19/23	(140,175)
Analog Devices, Inc.	515	10,156,830	195	4/14/23	(265,225)
Apple, Inc.	1,990	32,815,100	168	4/28/23	(612,920)
Aptiv PLC	465	5,216,835	115	4/21/23	(95,325)
BILL Holdings, Inc.	115	933,110	80	4/28/23	(69,000)
Boston Scientific Corp.	460	2,301,380	50	4/21/23	(40,250)
Coca-Cola Co. (The)	1,260	7,815,780	63	4/28/23	(86,310)
Copart, Inc.	745	5,603,145	75	4/21/23	(128,512)
Danaher Corp.	95	2,394,380	257	4/21/23	(29,925)
Ecolab, Inc.	65	1,075,945	170	4/21/23	(11,213)
Eli Lilly & Co.	195	6,696,690	350	4/28/23	(154,050)
EOG Resources, Inc.	380	4,355,940	112	4/28/23	(201,400)
HEICO Corp.	245	4,190,480	175	4/21/23	(47,163)
Home Depot, Inc. (The)	160	4,721,920	300	4/14/23	(43,040)
Illumina, Inc.	205	4,767,275	255	4/14/23	(27,675)
Intercontinental Exchange, Inc.	490	5,110,210	105	4/21/23	(86,975)
Intuit, Inc.	290	12,929,070	470	5/5/23	(237,800)
Intuitive Surgical, Inc.	310	7,919,570	270	4/28/23	(94,550)
Lam Research Corp.	170	9,012,040	550	4/28/23	(281,775)
Mastercard, Inc., Class A	35	1,271,935	367	4/21/23	(17,850)
Micron Technology, Inc.	745	4,495,330	68	5/5/23	(41,720)
Microsoft Corp.	1,400	40,362,000	290	4/21/23	(833,000)
Mondelez International, Inc., Class A	765	5,333,580	72	4/28/23	(43,988)
Netflix, Inc.	145	5,009,460	335	4/14/23	(241,787)
NICE, Ltd. ADR	160	3,662,240	250	5/19/23	(64,800)
NIKE, Inc., Class B	375	4,599,000	126	4/28/23	(73,313)
NVIDIA Corp.	500	13,888,500	300	4/28/23	(218,750)
Paycom Software, Inc.	160	4,864,160	300	4/21/23	(204,800)
QUALCOMM, Inc.	645	8,228,910	126	4/14/23	(262,837)
S&P Global, Inc.	145	4,999,165	350	4/28/23	(93,525)
Salesforce, Inc.	375	7,491,750	200	4/6/23	(95,063)
Starbucks Corp.	630	6,560,190	102	4/28/23	(247,275)
Stryker Corp.	80	2,283,760	290	4/21/23	(27,200)
Sysco Corp.	720	5,560,560	79	4/28/23	(43,200)
Tesla, Inc.	195	4,045,470	205	4/14/23	(209,137)

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Thermo Fisher Scientific, Inc.	100	$ 5,763,700	$590	4/6/23	$ (15,000)
TJX Cos., Inc. (The)	1,670	13,086,120	78	4/28/23	(355,710)
Tradeweb Markets, Inc., Class A	580	4,583,160	80	4/21/23	(69,600)
Trane Technologies PLC	210	3,863,580	210	4/21/23	(5,250)
TransUnion	805	5,002,270	65	4/21/23	(76,475)
Uber Technologies, Inc.	1,040	3,296,800	33	4/28/23	(107,640)
UnitedHealth Group, Inc.	180	8,506,620	495	4/28/23	(85,500)
Visa, Inc., Class A	1,155	26,040,630	235	5/5/23	(341,302)
Walmart, Inc.	155	2,285,475	145	4/21/23	(65,488)
Walt Disney Co. (The)	315	3,154,095	100	4/14/23	(68,670)
Waste Connections, Inc.	405	5,632,335	140	4/21/23	(97,200)
Zscaler, Inc.	215	2,511,845	123	4/28/23	(73,100)
Total					$(8,532,850)
Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,636,363, which represents 0.8% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,562,058	$40,058,081	$(38,983,776)	$ —	$ —	$7,636,363	$64,667	7,636,363
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$896,966,528*	$ —	$ —	$896,966,528
Short-Term Investments	7,636,363	—	—	7,636,363
Total Investments	$904,602,891	$ —	$ —	$904,602,891
Liability Description
Written Covered Call Options	$ (8,532,850)	$ —	$ —	$ (8,532,850)
Total	$ (8,532,850)	$ —	$ —	$ (8,532,850)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.